12. Employee and Director Benefit Programs (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Employee And Director Benefit Programs Details 3
2014	$ 205
2015	234
2016	233
2017	262
2018	275
Thereafter	$ 8,648